Details of Subsidiaries that have Material Non-Controlling Interests - Summary of Financial Information Before Intragroup Eliminations (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 94,735,370		$ 94,735,370		$ 15,502,346
Current liabilities	(5,119,726)		(5,119,726)		(10,657,474)
Total (deficit) equity	75,354,752	$ (7,999,189)	75,354,752	$ (7,999,189)	(10,152,284)	$ (603,274)
Equity attributable to:
Stockholders of the Company	75,354,752		75,354,752		(10,452,965)
Non-controlling interests					300,681
Total (deficit) equity	75,354,752	(7,999,189)	75,354,752	(7,999,189)	(10,152,284)	$ (603,274)
Revenue	0	0
Loss for the year, representing total comprehensive loss for the year	(14,689,329)	(7,035,598)
Total comprehensive attributable to:
Non-controlling interests	(268,964)	(315,695)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(12,418,507)	$ (7,395,915)
Jaguahr Therapeutics Pte. Ltd
Disclosure of subsidiaries [line items]
Current assets	2,277,244		2,277,244		807,560
Current liabilities	(81,669)		(81,669)		(139,378)
Total (deficit) equity	2,195,575		2,195,575		668,182
Equity attributable to:
Stockholders of the Company	768,451		768,451		367,501
Non-controlling interests	1,427,124		1,427,124		300,681
Total (deficit) equity	$ 2,195,575		2,195,575		$ 668,182
Revenue			0	0
Loss for the year, representing total comprehensive loss for the year			(972,608)	(701,545)
Total comprehensive attributable to:
Stockholders of the Company			(621,764)	(385,850)
Share of losses of associates (Note 9)			(81,880)	0
Non-controlling interests			(268,964)	(315,695)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD			$ (972,608)	$ (701,545)